Submission	Aug. 28, 2026
Submission [Line Items]
Central Index Key	0002027262
Registrant Name	Fast Track Group
Registration File Number	333-298155
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES